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RECEIVED
2007 NOV -8 AM 12:07
SEC / MR

07070733

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
~~AMENDED~~ FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**
1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **International Securities Exchange, LLC**	
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Wisdom Tree Asset Management, Inc**	
3. Class of New Derivative Securities Product: **Investment Company Unit**	
4. Name of Underlying Instrument: **WisdomTree International Real Estate Sector Index, WisdomTree International Basic Materials Sector Index, WisdomTree International Communications Sector Index, WisdomTree International Consumer Cyclical Sector Index, WisdomTree International Consumer Non-Cyclical Sector Index, WisdomTree International Energy Sector Indexs, WisdomTree International Financial Sector Index, WisdomTree International Health Care Sector Index, WisdomTree International Industrial Sector Index, WisdomTree International Technology Sector Index, WisdomTree International Utilities Sector Index**	
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based: **The 11 indexes referred to in Item 4 above are all Narrow-based**	
6. Ticker Symbol(s) of New Derivative Securities Product: **DRW, DBN, DGG, DPC, DPN, DKA, DRF, DBR, DDI, DBT, DBU**	
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: **DRW: Australia, Hong Kong, Japan, Singapore, UK; DBN: Australia, UK, Germany, Japan, Finland; DGG: UK, Spain, Hong Kong, Australia, Germany; DPC: Japan, UK, France, Germany, Australia; DPN: UK, France, Switzerland, Netherlands, Japan; DKA: UK, Australia, France, Italy, Japan; DRF: UK, Australia, France, Italy, Spain; DBR: UK, Japan, Switzerland, France, Germany; DDI: Japan, France, UK, Germany, Australia; DBT: Japan, Germany, UK, Netherlands, France; DBU: France, Spain, UK, Italy, Germany (Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)**	
8. Settlement Methodology of New Derivative Securities Product: **T+3, Physical Settlement**	
9. Position Limits of New Derivative Securities Product (if applicable): **Not Applicable**	

PROCESSED
DEC 03 2007
THOMSON
FINANCIAL

Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.	
Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	
Date:	6-Nov-07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 8 2007

RECEIVED
2007 NOV -8 AM 12:09
SEC / MR

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street, New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.ise.com

November 6, 2007

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Investment Company Units set forth in the attached forms. These securities are listed for trading pursuant to ISE Rule 2123.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 8 2007